Shareholders' Equity (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Mar. 13, 2019 shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2020 $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years
Subscribed number of shares	0		198,602
Issued and outstanding	87,749,999				87,749,999	87,749,999
Common Stock, Shares, Issued	306,874,115		217,526,425	364,938,052		306,874,115
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				2,895,638
Common Stock, Shares, Outstanding	306,874,115		217,526,425	364,938,052		306,874,115
Treasury Stock, Shares			0				0
Merger, Conversion Ratio						132.13667
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0		$ 0	$ 0.00		$ 0
Common Stock, Votes Per Share	1		1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	52,800,000				52,800,000	52,800,000
Class of Warrant or Right, Days from which Warrants or Rights Exercisable						30 days
Warrants Issued During Period Exercised						100,114
Sponsor Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	7,000,000				7,000,000	7,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 20.00				$ 20.00	$ 20.00
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Warrants, Beneficial Interest					4.90%	4.90%
Consecutive Trading Day Period					40 days	40 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Warrants, Beneficial Interest					9.80%	9.80%
Consecutive Trading Day Period					60 days	60 days
Churchill Public Shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		68,999,999
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50				$ 11.50	$ 11.50
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	68,999,999				68,999,999	68,999,999
Common Stock, Shares, Outstanding	68,999,999				68,999,999	68,999,999
Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	18,750,000				18,750,000	18,750,000
Common Stock, Shares, Outstanding	18,750,000				18,750,000	18,750,000
Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years	5 years